UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  May 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

Roosevelt Strategic Income Fund

May 31, 2013

Investment Adviser

The Roosevelt Investment Group, Inc.
317 Madison Avenue
Suite 1004
New York, New York 10017

Phone: 800-829-4337

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	9
STATEMENT OF ASSETS AND LIABILITIES	14
STATEMENT OF OPERATIONS	15
STATEMENT OF CHANGES IN NET ASSETS	16
FINANCIAL HIGHLIGHTS	17
NOTES TO FINANCIAL STATEMENTS	18
NOTICE OF PRIVACY POLICY & PRACTICES	27
ADDITIONAL INFORMATION	28

Dear Shareholder:

Fund Performance

For the six-month period ended May 31, 2013, the Roosevelt Strategic Income Fund returned 1.86% net of Fund expenses for the institutional class shares. For comparison purposes, the Barclays Capital U.S. Universal Bond Index returned -0.52% for the same period. The Fund maintained a distinct preference for investing in corporate debt issues over this period rather than U.S. government and government-backed securities which dominate the Universal Index. And as a result of this allocation decision, the Fund’s performance benefitted mostly from the total return divergence between the corporate sector posting positive six-month returns and the government sector faltering into negative total return territory.

Market Overview

Credit markets around the world were driven wide awake in late May by Federal Reserve Chairman Bernanke’s public suggestions that the Fed’s ongoing purchases of U.S. Treasury and mortgage-backed securities may be tapered, or scaled back, from the current $85 billion level of quantitative easing (QE). After months of trading lazily between 1.60% and 2.00%, the U.S. Treasury ten-year note immediately reacted to the Chairman’s remarks, peaking shortly thereafter nearly 1.00%, or one hundred basis points, higher at 2.70% before settling around 2.55%. Similarly, interest rates in nearly every geographic area also rose dramatically as investors coped with the possibility of steadily rising interest rates and the subsequent ramifications upon local and global economies. While the exact timing of Federal Reserve policy remains unclear, expectations for less monetary policy accommodation are growing, and consensus is building for a normalization of interest rates to historically more familiar levels than recently experienced.

Factors Affecting Performance

We believe that bearish credit markets (rising rate environments) affect the various market sectors in a related manner but to varying degrees. Higher credit spread issues (high yield and emerging market) tend to hold their price levels as nominal rates rise more robustly than investment grade corporate bonds since the latter is less cushioned by a more anemic yield spread to Treasuries to start. The recent performance differences seem to support that this relative price action should once again prevail. Over the last six months lower rated issues in the Fund’s portfolio have outperformed the higher rated investments; and alternative investments, such as bank loans, have contributed positively to the Fund’s overall outperformance.

Current Strategy

The Fund’s managers have re-allocated investments recently in an attempt to reduce the portfolio’s overall price volatility and protect principal as best possible if and when rates actually do begin to rise meaningfully. In the interim, it is also the managers’ intention to attain as attractive yield characteristics as prudence will allow as we wait for key events to unfold. In this regard, most of the Fund’s sovereign debt positions have been replaced with a diversified basket of alternative investments, including senior loans, short-term high yield investments and emerging market debt exposure. In combination with a core allocation to investment grade and high yield bonds, we believe the current structure is well positioned as we seek to provide attractive income levels and preserve principal. Generally speaking, Fed policy changes are nearly impossible in our opinion to predict with much confidence. Given the current environment, therefore, the potential longer-term benefits of investment still appear to outweigh the short-term risks of minor interest rate adjustments.

We appreciate the trust you have placed with us and pledge to work hard to produce superior returns while controlling the evolving investment risks.

Sincerely,

Arthur Sheer
Portfolio Manager

Past performance is not a guarantee of future results.

Opinions expressed are those of The Roosevelt Investment Group, Inc. and are subject to change, not guaranteed, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.  International investing involves certain risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. There is no guarantee that the Fund will meet its objective. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. The Fund may use derivatives, which could cause the risk of losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments section in this report.

Diversification does not assure a profit nor protect against loss in a declining market.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

One cannot invest directly in an index.

Basis point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

This material must be preceded or accompanied by a prospectus.

The Roosevelt Strategic Income Fund is distributed by Quasar Distributors, LLC.

This shareholder letter is unaudited.

ROOSEVELT STRATEGIC INCOME FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/12 – 5/31/13).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you

ROOSEVELT STRATEGIC INCOME FUND
Expense Example (Continued)
(Unaudited)

determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/12	5/31/13	12/1/12 – 5/31/13*
Actual	$1,000.00	$1,018.60	$4.98
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.00	$4.99

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

ROOSEVELT STRATEGIC INCOME FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek total return – income generation with capital appreciation, while managing downside risk.  To achieve its investment objective, the Fund invests in a broad range of income-producing investments throughout the world, primarily through investments in fixed income obligations of any duration or maturity that are issued by U.S. and foreign companies, the U.S. government and its agencies, and foreign sovereign issuers.  The Fund’s investments in fixed income securities may include securities of any rating or quality, including securities that have been rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.”  The Fund’s investments in foreign securities may include securities of issuers located in emerging markets.  The Fund may invest in securities denominated in U.S. dollars or foreign currencies, and may enter into forward currency contracts in anticipation of changes in currency exchange rates.

Allocation of Portfolio Holdings
(as a percentage of total investments)

Average Annual Returns as of May 31, 2013

	Roosevelt Strategic	Barclays Capital
	Income Fund	U.S. Universal Index
One Year	5.60%	2.29%
Since Inception (8/31/11)	3.94%	3.82%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-829-4337.

ROOSEVELT STRATEGIC INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

ROOSEVELT STRATEGIC INCOME FUND

Schedule of Investments

May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.83%
Pipeline Transportation of Crude Oil – 0.83%
Holly Energy Partners LP	7,360	$264,666
TOTAL COMMON STOCKS
(Cost $309,026)		264,666

	Principal
	Amount
CONVERTIBLE BONDS – 3.43%
Health and Personal Care Stores – 1.31%
Omnicare, Inc.
3.250%, 12/15/2035	$400,000	416,500
Securities and Commodity Contracts
Intermediation and Brokerage – 1.07%
Knight Capital Group, Inc.
3.500%, 03/15/2015	337,000	340,370
Wireless Telecommunications
Carriers (except Satellite) – 1.05%
Clearwire Communications LLC
8.250%, 12/01/2040	300,000	334,312
TOTAL CONVERTIBLE BONDS
(Cost $978,860)		1,091,182

CORPORATE BONDS – 48.78%
Aerospace Product and Parts Manufacturing – 2.81%
Textron, Inc.
5.600%, 12/01/2017	800,000	893,834
Automotive Equipment Rental and Leasing – 2.05%
Hertz Corp.
6.750%, 04/15/2019	600,000	654,750
Depository Credit Intermediation – 4.47%
Citigroup, Inc.
8.125%, 07/15/2039	320,000	455,288

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Principal
	Amount	Value
Depository Credit Intermediation – 4.47% (Continued)
PNC Financial Services Group, Inc.
6.750%, 11/01/2049 (b)	$840,000	$967,270
		1,422,558
Electric Power Generation,
Transmission and Distribution – 4.12%
NRG Energy, Inc.
8.250%, 09/01/2020	1,165,000	1,312,081
Management of Companies and Enterprises – 3.22%
Leucadia National Corp.
8.125%, 09/15/2015	900,000	1,026,000
Motor Vehicle Body and Trailer Manufacturing – 3.61%
Ford Motor Co.
7.450%, 07/16/2031	910,000	1,151,111
Nondepository Credit Intermediation – 6.20%
General Electric Capital Corp.
5.875%, 01/14/2038	980,000	1,121,979
SLM Corp.
6.250%, 01/25/2016	800,000	853,030
		1,975,009
Nonresidential Building Construction – 3.07%
Beazer Homes USA, Inc.
9.125%, 06/15/2018	900,000	976,500
Oil and Gas Extraction – 2.93%
Pioneer National Resources Co.
6.650%, 03/15/2017	800,000	932,738
Other Miscellaneous Store Retailers – 0.95%
JC Penney Corp., Inc.
5.650%, 06/01/2020	350,000	303,625
Petroleum and Coal Products Manufacturing – 3.14%
Owens Corning
6.500%, 12/01/2016	887,000	999,074

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Principal
	Amount	Value
Printing and Related Support Activities – 3.45%
RR Donnelley & Sons Co.
6.625%, 04/15/2029	$1,150,000	$1,098,250
Pulp, Paper, and Paperboard Mills – 0.63%
Willamette Industries, Inc.
7.350%, 07/01/2026	167,000	201,009
Securities and Commodity Contracts
Intermediation and Brokerage – 2.31%
Jefferies Group, Inc.
5.500%, 03/15/2016	670,000	737,000
Spectator Sports – 2.16%
Penn National Gaming, Inc.
8.750%, 08/15/2019	615,000	687,263
Traveler Accommodation – 2.70%
MGM Resorts International
5.875%, 02/27/2014	830,000	859,050
Wired Telecommunications Carriers – 0.96%
Windstream Corp.
7.000%, 03/15/2019	300,000	306,750
TOTAL CORPORATE BONDS
(Cost $14,179,203)		15,536,602

FOREIGN CORPORATE BONDS – 6.50%
Royal Caribbean Cruises Ltd
7.500%, 10/15/2027	715,000	811,525
XL Group PLC
6.500%, 12/29/2049 (b)	1,250,000	1,259,375
TOTAL FOREIGN CORPORATE BONDS
(Cost $1,839,042)		2,070,900

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS – 6.12%
U.S. Treasury Notes – 6.12%
3.000%, 08/31/2016	$900,000	$969,609
3.625%, 08/15/2019	860,000	978,116
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,929,260)		1,947,725

FOREIGN GOVERNMENT BONDS – 2.29%
Canadian Government Bond
4.000%, 06/01/2016	700,000	729,573
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $766,241)		729,573

	Shares
REAL ESTATE INVESTMENT TRUSTS – 0.97%
Weyerhaeuser Co.	10,300	307,146
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $313,938)		307,146

EXCHANGE-TRADED FUNDS – 23.13%
iShares JPMorgan USD Emerging
Markets Bond Fund	8,000	920,400
JPMorgan Alerian MLP Index ETN	32,202	1,463,581
Market Vectors High Yield Municipal Index ETF	22,391	740,023
Powershares Senior Loan Portfolio	61,861	1,551,474
ProShares Short 20+ Year Treasury (a)	43,705	1,331,691
SPDR Barclays Short Term High Yield Bond ETF	44,168	1,360,816
TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,386,010)		7,367,985

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 3.29%
Fidelity Institutional Money
Market Portfolio, 0.08 (b)	$1,049,449	$1,049,449
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,049,449)		1,049,449
TOTAL INVESTMENTS – 95.34%
(Cost $28,751,029)		30,365,228
Other Assets in Excess of Liabilities – 4.66%		1,485,179
TOTAL NET ASSETS – 100.00%		$31,850,407

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2013.

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Statement of Assets and Liabilities

May 31, 2013 (Unaudited)

Assets
Investments, at value (cost $28,751,029)	$30,365,228
Cash	4,139
Dividends and interest receivable	398,099
Receivable for investments sold	1,117,634
Receivable for Fund shares sold	2,476
Other assets	2,032
Total Assets	31,889,608

Liabilities
Payable to affiliates	18,706
Payable to Adviser	7,662
Accrued expenses and other liabilities	12,833
Total Liabilities	39,201

Net Assets	$31,850,407

Net Assets Consist Of:
Paid-in capital	$31,409,237
Accumulated undistributed net investment loss	(21,190)
Accumulated net realized loss on investments	(1,150,681)
Net unrealized appreciation (depreciation) on:
Investments	1,653,962
Foreign currency translation	(40,921)
Net Assets	$31,850,407

Institutional Class Shares
Net Assets	31,850,407
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,134,291
Net asset value, redemption price and offering price per share	$10.16

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Statement of Operations

For the Six Months Ended May 31, 2013 (Unaudited)

Investment Income
Interest income	$703,515
Dividend income	82,632
Total Investment Income	786,147

Expenses
Advisory fees	93,483
Administration and accounting fees	36,460
Transfer agent fees and expenses	9,934
Legal fees	9,566
Audit and tax fees	8,934
Custody fees	8,188
Chief Compliance Officer fees and expenses	5,006
Federal and state registration fees	3,276
Trustees’ fees and related expenses	3,004
Reports to shareholders	2,746
Other expenses	2,955
Total Expenses	183,552
Less waivers and reimbursement by Adviser (Note 4)	(29,305)
Net Expenses	154,247

Net Investment Income	631,900

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Translation
Net realized gain on investments
Investments	32,325
Foreign currency translation	65
Change in net unrealized appreciation (depreciation) on:
Investments	(42,418)
Foreign currency translation	(32,638)

Net Realized and Unrealized Loss on Investments
and Foreign Currency Translation	(42,666)
Net Increase in Net Assets from Operations	$589,234

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Statement of Changes in Net Assets

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
From Operations
Net investment income	$631,900	$1,118,749
Net realized income (loss) on:
Investments	32,325	(1,176,880)
Foreign currency translation	65	(138,721)
Change in net unrealized appreciation
(depreciation) on:
Investments	(42,418)	2,012,835
Foreign currency translation	(32,638)	109,715
Net increase in net assets from operations	589,234	1,925,698

From Distributions
Net investment income –
Institutional Class	(698,696)	(987,153)
Net decrease in net assets resulting
from distributions paid	(698,696)	(987,153)

From Capital Share Transactions
Proceeds from shares sold –
Institutional Class	1,709,303	1,955,927
Shares issued in reinvestment of
distributions declared –
Institutional Class	698,696	987,153
Payments for shares redeemed –
Institutional Class	(1,158,480)	(8,073,235)
Net increase (decrease) in net assets
from capital share transactions	1,249,519	(5,130,155)

Total Increase (Decrease) in Net Assets	1,140,057	(4,191,610)

Net Assets
Beginning of period	30,710,350	34,901,960
End of period	$31,850,407	$30,710,350
Accumulated Net Investment Income (Loss)	$(21,190)	$45,606

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Year Ended	Period Ended
	May 31, 2013	November 30,	November 30,
	(Unaudited)	2012	2011(1)
Net Asset Value,
Beginning of Period	$10.20	$9.90	$10.00
Income (loss) from
investment operations:
Net investment income(2)	0.21	0.34	0.02
Net realized and unrealized
gain (loss) on investments	(0.02)	0.26	(0.12)
Total from Investment Operations	0.19	0.60	(0.10)
Less distributions paid:
From net investment income	(0.23)	(0.30)	—
Total distributions paid	(0.23)	(0.30)	—
Net Asset Value, End of Period	$10.16	$10.20	$9.90
Total Return(3)	1.86%	6.11%	-1.00%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$31,850	$30,710	$34,902
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement(4)	1.18%	1.17%	1.46%
After waiver and
expense reimbursement(4)	0.99%	0.99%	0.99%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement(4)	3.87%	3.15%	0.53%
After waiver and
expense reimbursement(4)	4.06%	3.33%	1.00%
Portfolio turnover rate(3)	53.36%	40.55%	1.71%

(1)	The Institutional Class shares commenced operations on August 31, 2011.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements
May 31, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Roosevelt Strategic Income Fund (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is total return – income generation with capital appreciation, while managing downside risk. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s registration statement became effective on June 9, 2011.  The Institutional share class commenced operations on August 31, 2011.  As of the date of this report, the Investor share class has not commenced operations.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by The Roosevelt Investment Group, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”), including preferred stocks and exchange traded funds, will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Fixed income securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

Service may provide a price determined by a matrix pricing method or other analytical pricing models.  The fair value of fixed income securities is estimated using various valuation techniques including models that consider estimated cash flows and maturity.  Additional inputs such as the security and the creditworthiness of the underlying issuer and quotes from outside brokers for the same or similar issuances in developing its estimates of fair value are considered.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income:*
Convertible Bonds	$—	$1,091,182	$—	$1,091,182
Corporate Bonds	—	15,536,602	—	15,536,602
Foreign Corporate Bonds	—	2,070,900	—	2,070,900
U.S. Treasury Obligations	—	1,947,725	—	1,947,725
Foreign Government Bonds	—	729,573	—	729,573
Total Fixed Income	—	21,375,982	—	21,375,982
Equity:
Common Stocks	264,666	—	—	264,666
Real Estate Investment Trusts	307,146	—	—	307,146
Exchange-Traded Funds	7,367,985	—	—	7,367,985
Total Equity	7,939,797	—	—	7,939,797
Short-Term Investments	1,049,449	—	—	1,049,449
Total Investments
in Securities	$8,989,246	$21,375,982	$—	$30,365,228

*  See the Schedule of Investments for current industry classifications as of May 31, 2013.

The Fund did not hold any investments during the six months ended May 31, 2013 with significant unobservable inputs which would be classified as Level 3.  During the six months ended May 31, 2013, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the six months ended May 31, 2013.

(b)Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held.  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal year end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)Federal Income Taxes

The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30, 2012) plus undistributed amounts, if any, from prior years.

(d)Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

(e)Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund does not charge a redemption fee.  Therefore, the offering and redemption price per share are equal to the Fund’s net asset value per share.

(g)Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(h)Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

(3)	Federal Tax Matters

The tax character of distributions paid during the periods ended November 30, 2012 and November 30, 2011 were as follows:

Ordinary
Income
November 30, 2012	$987,153
November 30, 2011	$—

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

As of November 30, 2012, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$28,476,058
Gross tax unrealized appreciation	$1,754,304
Gross tax unrealized depreciation	(89,250)
Net tax unrealized appreciation	1,665,054
Undistributed ordinary income	68,649
Undistributed long-term capital gain	—
Total distributable earnings	68,649
Other accumulated losses	(1,183,071)
Total accumulated gains	$550,632

The tax basis of investments for tax and financial reporting purposes differs principally due to the timing of income generated from certain underlying investments.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2012, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

Accumulated Undistributed Net Investment Income/(Loss)	$(138,721)
Accumulated Net Realized Gain/(Loss)	$138,721

At November 30, 2012, the Fund had a short-term capital loss carryforward of $1,183,071, which will be carried forward indefinitely to offset future realized capital gains.

On December 28, 2012, the Fund declared and paid a distribution from ordinary income of $188,405 to shareholders of record as of December 27, 2012.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.60% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through August 31, 2014, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed 0.99% (the “Expense Limitation Cap”) of the Fund’s average daily net assets of the Institutional share class. For the six months ended May 31, 2013, expenses of $29,305 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

November 30, 2014	$37,493
November 30, 2015	$61,392
May 31, 2016	$29,305

(5)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended May 31, 2013, the Fund did not accrue any expenses pursuant to the 12b-1 Plan since the Investor share class has not yet commenced operations.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator and the Fund’s accountant under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended May 31, 2013, the Fund incurred $36,460 in administration and fund accounting fees.  At November 30, 2012, the Administrator and fund accountant were owed fees of $10,231.

USBFS also serves as the transfer agent to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended May 31, 2013, the Fund incurred $9,934 and $8,188 in transfer agency and custody fees, respectively.  At May 31, 2013, fees of $4,074 and $2,733 were owed for transfer agency and custody fees, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank.

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended May 31, 2013, the Fund was allocated $5,006 of the Trust’s Chief Compliance Officer fee.  At May 31, 2013, fees of $1,668 were owed by the Fund for the Chief Compliance Officer’s services.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	May 31, 2013	November 30, 2012
Shares sold	167,233	193,138
Shares reinvested	68,427	97,763
Shares redeemed	(113,248)	(806,168)
Net increase (decrease)	122,412	(515,267)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended May 31, 2013, were as follows:

	Purchases	Sales
U.S. Government Securities	$0	$685,831
Other	$7,236,238	$6,769,207

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2013, Charles Schwab and TD Ameritrade, for the benefit of their customers, held 29% and 71%, respectively, of the Fund’s outstanding shares.

(10)	Recent Accounting Pronouncement

In January, 2013, the FASB issue ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Reporting Financial Standards (“IFRS”).  ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepare in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s

ROOSEVELT STRATEGIC INCOME FUND
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013.  Management is currently evaluating the impact it will have on the Fund’s financial statements. There is no impact of the ASU on the financial statements of the Fund for the six-months ended May 31, 2013.

ROOSEVELT STRATEGIC INCOME FUND
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

ROOSEVELT STRATEGIC INCOME FUND
Additional Information
(Unaudited)

Tax Information

The Roosevelt Strategic Income Fund designated 6.15% of its ordinary income distribution for the year ended November 30, 2012 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2012, 4.70% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The Roosevelt Strategic Income Fund designated 0% of taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended November 30, 2012.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-829-4337.

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	29	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 58		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

ROOSEVELT STRATEGIC INCOME FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	29	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 56		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing	29	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 69		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011); Vice		Multi-
			President, Secretary,		Alternatives
			Treasurer and CCO		fund complex
			of Granum Series		(three closed-
			Trust (an open-end		end investment
			investment company)		companies);
			(1997–2007);		Independent
			President, CAO		Manager, Ramius
			and CCO, Granum		IDF, LLC (two
			Securities, LLC		closed-end
			(a broker-dealer)		investment
			(1997–2007).		companies).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	29	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 51		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

ROOSEVELT STRATEGIC INCOME FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 55	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer,	January 24,	U.S. Bancorp Fund
Age: 39	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC	N/A	N/A
Age: 33		2005	(2004–present).

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 65	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 31		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)
Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)
The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 800-829-4337. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 800-829-4337, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-829-4337 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

ROOSEVELT STRATEGIC INCOME FUND

Investment Adviser	The Roosevelt Investment Group, Inc.
317 Madison Avenue
Suite 1004
New York, New York 10017

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed February 6, 2012.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Trust for Professional Managers

By (Signature and Title)*                   /s/ John Buckel
John Buckel, President

Date     August 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ John Buckel
John Buckel, President

Date     August 5, 2013

By (Signature and Title)*                   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date      August 5, 2013